Consolidated statements of profit or loss and other comprehensive income (parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated statements of profit or loss and other comprehensive income
General and administrative expenses to related party	$ 4,995,071	$ 4,810,180	$ 3,588,185
Interest expense and other finance costs to related parties	$ 0	$ 413,952	$ 1,198,168